EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings (loss) per share (in thousands, except share and per share data):

	Year Ended December 31,
	2024	2023	2022
Basic net income (loss) per share:
Net income (loss)	$101,986	$(21,372)	$57,325
Net loss attributable to non-controlling interest	(137)	(482)	(228)
Net income (loss) attributable to Miami International Holdings, Inc.	$102,123	$(20,890)	$57,553
Weighted-average common shares outstanding	60,698,967	56,457,675	54,710,544
Basic net income (loss) per share	$1.68	$(0.37)	$1.05

Diluted net income (loss) per share:
Net income (loss) attributable to Miami International Holdings, Inc.	$102,123	$(20,890)	$57,553
Add: convertible debt interest expense, net of tax	1,296	—	—
Adjusted net income (loss) attributable to Miami International Holdings, Inc.	$103,419	$(20,890)	$57,553
Weighted-average common shares and share equivalents outstanding	74,625,858	56,457,675	75,167,367
Diluted net income (loss) per share	$1.39	$(0.37)	$0.77
The potentially dilutive shares of common stock that have been excluded from the calculation of earnings (loss) per share because of the anti-dilutive effect for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Outstanding stock options	5,578,703	21,168,964	1,815,430
Warrants to purchase shares of common stock	966,845	15,309,559	105,329
Convertible preferred stock	781,859	746,859	738,703
Debt convertible into shares of common stock	526,055	3,598,142	3,591,640
Unvested restricted stock awards	1,624,309	4,512,376	1,041,127
Total potentially diluted shares of common stock	9,477,771	45,335,900	7,292,229
EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings (loss) per share (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Basic net income (loss) per share:
Net income (loss)	$(102,080)	$(3,205)	$(99,973)	$99,095
Net loss attributable to non-controlling interest	—	(1)	—	(137)
Net income (loss) attributable to Miami International Holdings, Inc.	$(102,080)	$(3,204)	$(99,973)	$99,232
Weighted-average common shares outstanding	70,128,197	63,246,820	66,168,315	60,477,992
Basic net income (loss) per share	$(1.46)	$(0.05)	$(1.51)	$1.64

Diluted net income (loss) per share:
Net income (loss) attributable to Miami International Holdings, Inc.	$(102,080)	$(3,204)	$(99,973)	$99,232
Add: convertible debt interest expense, net of tax	—	—	—	1,932
Adjusted net income (loss) attributable to Miami International Holdings, Inc.	$(102,080)	$(3,204)	$(99,973)	$101,164
Weighted-average common shares and share equivalents outstanding	70,128,197	63,246,820	66,168,315	75,212,560
Diluted net income (loss) per share	$(1.46)	$(0.05)	$(1.51)	$1.35
The potentially dilutive shares of common stock that have been excluded from the calculation of earnings per share because of the anti-dilutive effect for the three and nine months ended September 30, 2025 and 2024 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Outstanding stock options	22,172,587	21,288,007	22,172,587	5,358,707
Warrants to purchase shares of common stock	18,581,679	14,695,691	18,581,679	1,092,625
Convertible preferred stock	—	781,859	—	781,859
Debt convertible into shares of common stock	321,477	516,149	321,477	—
Unvested restricted stock awards	1,588,455	3,557,923	1,588,455	910,000
Total potentially diluted shares of common stock	42,664,198	40,839,629	42,664,198	8,143,191